Cover	Oct. 06, 2026
Document Information Line Items
Entity Registrant Name	Southern Cross Acquisition II Corp.
Entity Central Index Key	0002133239
Document Type	8-K
Amendment Flag	false
Entity Emerging Growth Company	true
Document Period End Date	Oct. 06, 2026
Entity Ex Transition Period	false
Entity Incorporation State Country Code	E9
Entity File Number	001-43443
Entity Address Address Line 1	1412 Broadway
Entity Address Address Line 2	21st Floor Suite 21V
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10018
City Area Code	646
Local Phone Number	257-5537
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Class One [Member]
Document Information Line Items
Security 12b Title	one redeemable Warrant to acquire one ordinary share, and one Right to acquire one-fourth of one ordinary share
Trading Symbol	SCATU
Security Exchange Name	NASDAQ
Class Two [Member]
Document Information Line Items
Security 12b Title	Ordinary shares, par value $0.0001 per share
Trading Symbol	SCAT
Security Exchange Name	NASDAQ
Class Three [Member]
Document Information Line Items
Security 12b Title	Redeemable Warrants, each whole warrant exercisable for one ordinary share at an exercise price of $11.50
Trading Symbol	SCATW
Security Exchange Name	NASDAQ
Class Four [Member]
Document Information Line Items
Security 12b Title	Rights, each right entitling the holder to receive one-fourth of one ordinary share
Trading Symbol	SCATR
Security Exchange Name	NASDAQ